SIGNIFICANT ACCOUNTING POLICIES - Investment in TSMA (Details) - TSMA		12 Months Ended
	Sep. 15, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Voting interest in associate (in percentage)	100.00%	50.10%
Other shareholders
Disclosure of associates [line items]
Voting interest in associate (in percentage)		49.90%